August 13, 2020 Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549 RE: 360 Funds (the “Trust”) (File No. 333-239667)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Proxy Statement/Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 which was filed electronically with the Commission on August 7, 2020 (Accession No. 0001387131-20-007204) relating to the proposed acquisition of the Timber Point Alternatives Fund by the Timber Point Global Allocations Fund, each a series portfolio of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP